UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2017

CLEARBRIDGE

DIVIDEND STRATEGY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks dividend income, growth of dividend income and long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Dividend Strategy Fund for the six-month reporting period ended June 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

ClearBridge Investments, LLC (“ClearBridge”) recently announced that it anticipates that Harry D. Cohen, a co-portfolio manager of the Fund, will step down as a member of the Fund’s portfolio management team effective on or about December 31, 2017. At that time, Scott Glasser (Co-Chief Investment Officer, a Managing Director and a Portfolio Manager of ClearBridge) will join the Fund’s portfolio management team. Michael Clarfeld, CFA, and Peter Vanderlee, CFA, will remain as co-portfolio managers of the Fund. For more information, please see the Fund’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

II	ClearBridge Dividend Strategy Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was a revised 1.8%. GDP growth then decelerated to revised 1.2% during the first quarter of 2017. Finally, the U.S. Department of Commerce’s initial estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 2.6%. The acceleration in growth reflected a smaller decrease in private inventory investment, an acceleration in personal consumption expenditures and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on June 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed moderately declined over the period. In June 2017, 24.3% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

ClearBridge Dividend Strategy Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were periods of volatility, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. The market rallied over the first two months of the period and reached several new all-time highs. This was driven by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under President Donald Trump’s administration. After largely treading water in March 2017, the market again rallied from April through June 2017, as first quarter 2017 corporate profits were generally better than expected. All told, for the six months ended June 30, 2017, the S&P 500 Indexiv gained 9.34%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, as they gained 9.27% over the reporting period. In contrast, small-cap stocks, as measured by the Russell 2000 Indexvi, generated the weakest results, returning 4.99%, whereas mid-cap stocks, as measured by the Russell Midcap Indexvii, returned 7.99%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 13.69% and 4.32%, respectively, during the six months ended June 30, 2017.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended June 30, 2017. In contrast, long-term Treasury yields edged lower over the reporting period as a whole. Two-year Treasury

IV	ClearBridge Dividend Strategy Fund

yields began the reporting period at 1.20% and ended the period at 1.38%. Their low for the period of 1.12% occurred on February 24, 2017, and their peak of 1.40% took place on March 13 and March 14, 2017. Ten-year Treasury yields began the reporting period at 2.45% and ended the period at 2.31%. Their low of 2.14% occurred on both June 6 and June 26, 2017, and their peak of 2.62% occurred on March 13, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexx, returned 2.27% during the six months ended June 30, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Performance review

For the six months ended June 30, 2017, Class A shares of ClearBridge Dividend Strategy Fund, excluding sales charges, returned 8.27%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 9.34% for the same period. The Lipper Equity Income Funds Category Average1 returned 5.71% over the same time frame.

Performance Snapshot as of June 30, 2017 (unaudited)
(excluding sales charges)	6 Months
ClearBridge Dividend Strategy Fund:
Class 1[2]	8.41%
Class A	8.27%
Class B3	7.69%
Class C	7.89%
Class FI	8.23%
Class R	8.16%
Class I	8.41%
Class IS	8.50%
S&P 500 Index	9.34%
Lipper Equity Income Funds Category Average[1]	5.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 561 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

The Fund’s Class 1 shares are closed to all purchases and in coming exchanges. Investors owning Class 1 shares may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[3]

The Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who own Class B shares may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

ClearBridge Dividend Strategy Fund	V

Investment commentary (cont’d)

taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratios for Class 1, Class A, Class B, Class C, Class FI, Class R, Class I and Class IS shares were 0.87%, 1.15%, 2.12%, 1.84%, 1.25%, 1.38%, 0.85% and 0.75%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.20% for Class A shares, 2.20% for Class B shares, 1.95% for Class C shares, 1.20% for Class FI shares, 1.40% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for Class FI shares as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

RISKS: Equity securities are subject to price and market fluctuations. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Real estate investment trusts (“REITs”) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks. Small-and mid-cap stocks involve greater risks and volatility than large-cap stocks. Dividends are not guaranteed, and a company may reduce or eliminate its

VI	ClearBridge Dividend Strategy Fund

dividend at any time. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ClearBridge Dividend Strategy Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2017 and December 31, 2016. The Fund is actively managed. As a result the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	8.41%	$1,000.00	$1,084.10	0.86%	$4.44	Class 1	5.00%	$1,000.00	$1,020.53	0.86%	$4.31
Class A	8.27	1,000.00	1,082.70	1.13	5.84	Class A	5.00	1,000.00	1,019.19	1.13	5.66
Class B	7.69	1,000.00	1,076.90	2.20	11.33	Class B	5.00	1,000.00	1,013.88	2.20	10.99
Class C	7.89	1,000.00	1,078.90	1.82	9.38	Class C	5.00	1,000.00	1,015.77	1.82	9.10
Class FI	8.23	1,000.00	1,082.30	1.19	6.14	Class FI	5.00	1,000.00	1,018.89	1.19	5.96
Class R	8.16	1,000.00	1,081.60	1.36	7.02	Class R	5.00	1,000.00	1,018.05	1.36	6.80
Class I	8.41	1,000.00	1,084.10	0.84	4.34	Class I	5.00	1,000.00	1,020.63	0.84	4.21
Class IS	8.50	1,000.00	1,085.00	0.74	3.83	Class IS	5.00	1,000.00	1,021.12	0.74	3.71

2	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

[1]	For the six months ended June 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2017

ClearBridge Dividend Strategy Fund

Security	Shares	Value
Common Stocks — 93.1%
Consumer Discretionary — 9.4%
Automobiles — 0.9%
General Motors Co.	1,500,000	$52,395,000
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	507,300	77,698,068
Media — 4.9%
Comcast Corp., Class A Shares	3,500,000	136,220,000
Time Warner Inc.	1,175,000	117,981,750
Walt Disney Co.	340,080	36,133,500
Total Media		290,335,250
Specialty Retail — 2.3%
Home Depot Inc.	875,000	134,225,000
Total Consumer Discretionary		554,653,318
Consumer Staples — 13.1%
Beverages — 3.4%
Anheuser-Busch InBev SA/NV, ADR	450,000	49,662,000
Coca-Cola Co.	2,171,530	97,393,121
PepsiCo Inc.	477,260	55,118,757
Total Beverages		202,173,878
Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	410,000	65,571,300
Sysco Corp.	642,290	32,326,456
Wal-Mart Stores Inc.	975,180	73,801,622
Total Food & Staples Retailing		171,699,378
Food Products — 3.8%
Lamb Weston Holdings Inc.	988,070	43,514,602
Mondelez International Inc., Class A Shares	629,420	27,184,650
Nestle SA, ADR	1,725,000	150,420,000
Total Food Products		221,119,252
Household Products — 3.0%
Kimberly-Clark Corp.	819,480	105,803,063
Procter & Gamble Co.	811,340	70,708,281
Total Household Products		176,511,344
Total Consumer Staples		771,503,852
Energy — 6.0%
Energy Equipment & Services — 1.6%
Schlumberger Ltd.	1,412,460	92,996,366

See Notes to Financial Statements.

4	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

ClearBridge Dividend Strategy Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.4%
Enbridge Inc.	2,496,093	$99,369,462
Exxon Mobil Corp.	868,109	70,082,440
Williams Cos. Inc.	3,000,000	90,840,000
Total Oil, Gas & Consumable Fuels		260,291,902
Total Energy		353,288,268
Financials — 16.6%
Banks — 4.2%
Bank of America Corp.	3,100,000	75,206,000
JPMorgan Chase & Co.	1,243,000	113,610,200
Wells Fargo & Co.	1,011,260	56,033,917
Total Banks		244,850,117
Capital Markets — 5.3%
Bank of New York Mellon Corp.	2,083,210	106,285,374
BlackRock Inc.	152,000	64,206,320
Blackstone Group LP	4,300,000	143,405,000
Total Capital Markets		313,896,694
Diversified Financial Services — 3.7%
Berkshire Hathaway Inc., Class B Shares	1,284,110	217,489,711	*
Insurance — 3.4%
MetLife Inc.	2,016,315	110,776,346
Travelers Cos. Inc.	713,270	90,250,053
Total Insurance		201,026,399
Total Financials		977,262,921
Health Care — 6.8%
Health Care Providers & Services — 1.4%
UnitedHealth Group Inc.	434,670	80,596,512
Pharmaceuticals — 5.4%
Johnson & Johnson	889,997	117,737,703
Merck & Co. Inc.	1,646,540	105,526,749
Pfizer Inc.	1,813,580	60,918,152
Zoetis Inc.	591,680	36,908,998
Total Pharmaceuticals		321,091,602
Total Health Care		401,688,114
Industrials — 10.0%
Aerospace & Defense — 2.2%
Raytheon Co.	800,000	129,184,000
Air Freight & Logistics — 1.7%
United Parcel Service Inc., Class B Shares	925,000	102,295,750

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2017

ClearBridge Dividend Strategy Fund

Security	Shares	Value
Commercial Services & Supplies — 1.5%
Waste Management Inc.	1,175,000	$86,186,250
Industrial Conglomerates — 2.1%
3M Co.	580,000	120,750,200
Machinery — 0.5%
Pentair PLC	480,000	31,939,200
Road & Rail — 2.0%
Union Pacific Corp.	1,058,350	115,264,898
Total Industrials		585,620,298
Information Technology — 13.1%
Internet Software & Services — 2.3%
Alphabet Inc., Class C Shares	150,004	136,313,135	*
IT Services — 3.1%
Automatic Data Processing Inc.	585,000	59,939,100
MasterCard Inc., Class A Shares	525,000	63,761,250
Visa Inc., Class A Shares	650,000	60,957,000
Total IT Services		184,657,350
Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	1,600,000	53,984,000
Texas Instruments Inc.	1,430,000	110,009,900
Total Semiconductors & Semiconductor Equipment		163,993,900
Software — 2.4%
Microsoft Corp.	2,000,000	137,860,000
Technology Hardware, Storage & Peripherals — 2.5%
Apple Inc.	1,027,480	147,977,669
Total Information Technology		770,802,054
Materials — 5.7%
Chemicals — 4.3%
E.I. du Pont de Nemours & Co.	1,097,700	88,595,367
Ecolab Inc.	539,080	71,562,870
PPG Industries Inc.	850,000	93,466,000
Total Chemicals		253,624,237
Containers & Packaging — 1.4%
International Paper Co.	1,423,280	80,571,881
Total Materials		334,196,118
Real Estate — 4.2%
Equity Real Estate Investment Trusts (REITs) — 4.2%
American Tower Corp.	975,000	129,012,000
Healthcare Trust of America Inc., Class A Shares	1,646,723	51,229,553

See Notes to Financial Statements.

6	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

ClearBridge Dividend Strategy Fund

Security			Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Weyerhaeuser Co.			1,942,060	$65,059,010
Total Real Estate				245,300,563
Telecommunication Services — 2.1%
Diversified Telecommunication Services — 2.1%
AT&T Inc.			1,862,240	70,262,315
Verizon Communications Inc.			1,174,996	52,475,322
Total Telecommunication Services				122,737,637
Utilities — 6.1%
Electric Utilities — 3.4%
Brookfield Infrastructure Partners LP			3,454,665	141,330,345
NextEra Energy Inc.			428,050	59,982,647
Total Electric Utilities				201,312,992
Independent Power and Renewable Electricity Producers — 1.0%
Brookfield Renewable Partners LP			907,749	28,944,649
Brookfield Renewable Partners LP			799,920	25,549,445
Total Independent Power and Renewable Electricity Producers				54,494,094
Multi-Utilities — 1.7%
WEC Energy Group Inc.			1,650,000	101,277,000
Total Utilities				357,084,086
Total Common Stocks (Cost — $3,584,762,250)				5,474,137,229

	Rate
Convertible Preferred Stocks — 0.3%
Financials — 0.3%
Banks — 0.3%
Wells Fargo & Co. (Cost — $15,253,320)	7.500%		14,406	18,887,850

		Maturity Date	Face Amount
Asset-Backed Securities — 0.0%
Finance America Net Interest Margin Trust, 2004-1 A (Cost — $73,449)	5.250%	6/27/34	$73,417	1	*(a)(b)
Total Investments before Short-Term Investments (Cost — $3,600,089,019)				5,493,025,080

			Shares
Short-Term Investments — 6.6%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost — $385,253,383)	0.822%		385,253,383	385,253,383
Total Investments — 100.0% (Cost — $3,985,342,402#)				5,878,278,463
Other Assets in Excess of Liabilities — 0.0%				1,646,390
Total Net Assets — 100.0%				$5,879,924,853

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2017

ClearBridge Dividend Strategy Fund

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of June 30, 2017.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipts

See Notes to Financial Statements.

8	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments, at value (Cost — $3,985,342,402)	$5,878,278,463
Foreign currency, at value (Cost — $440,553)	441,811
Dividends and interest receivable	11,984,228
Receivable for Fund shares sold	5,003,065
Prepaid expenses	106,948
Total Assets	5,895,814,515

Liabilities:
Payable for Fund shares repurchased	6,133,872
Investment management fee payable	3,444,639
Due to custodian	1,491,033
Service and/or distribution fees payable	945,510
Distributions payable	861,436
Trustees’ fees payable	52,723
Payable for securities purchased	1,562
Accrued expenses	2,958,887
Total Liabilities	15,889,662
Total Net Assets	$5,879,924,853

Net Assets:
Par value (Note 7)	$2,574
Paid-in capital in excess of par value	3,778,638,791
Undistributed net investment income	15,683,764
Accumulated net realized gain on investments and foreign currency transactions	192,663,967
Net unrealized appreciation on investments and foreign currencies	1,892,935,757
Total Net Assets	$5,879,924,853

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2017

Net Assets:
Class 1	$1,394,188,127
Class A	$2,974,413,398
Class B	$22,544,384
Class C	$362,710,802
Class FI	$27,917
Class R	$34,476,291
Class I	$1,071,293,871
Class IS	$20,270,063

Shares Outstanding:
Class 1	61,226,122
Class A	130,680,144
Class B	1,004,895
Class C	16,148,228
Class FI	1,227
Class R	1,523,139
Class I	45,955,294
Class IS	868,584

Net Asset Value:
Class 1 (and redemption price)	$22.77
Class A (and redemption price)	$22.76
Class B*	$22.43
Class C*	$22.46
Class FI (and redemption price)	$22.75
Class R (and redemption price)	$22.64
Class I (and redemption price)	$23.31
Class IS (and redemption price)	$23.34
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$24.15

*	Redemption price per share is NAV of Class B and Class C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Dividends	$78,244,268
Interest	711,425
Less: Foreign taxes withheld	(1,412,731)
Total Investment Income	77,542,962

Expenses:
Investment management fee (Note 2)	20,237,674
Service and/or distribution fees (Notes 2 and 5)	5,595,191
Transfer agent fees (Note 5)	3,826,736
Fund accounting fees	189,134
Trustees’ fees	183,532
Registration fees	77,058
Shareholder reports	57,947
Legal fees	46,837
Insurance	33,523
Audit and tax fees	27,912
Custody fees	12,122
Interest expense	179
Miscellaneous expenses	16,846
Total Expenses	30,304,691
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(25,962)
Net Expenses	30,278,729
Net Investment Income	47,264,233

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	184,854,226
Foreign currency transactions	17,642
Net Realized Gain	184,871,868
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	224,508,570
Foreign currencies	2,312
Change in Net Unrealized Appreciation (Depreciation)	224,510,882
Net Gain on Investments and Foreign Currency Transactions	409,382,750
Increase in Net Assets From Operations	$456,646,983

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$47,264,233	$79,042,889
Net realized gain	184,871,868	111,679,697
Change in net unrealized appreciation (depreciation)	224,510,882	557,690,876
Increase in Net Assets From Operations	456,646,983	748,413,462

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(41,600,706)	(63,222,476)
Net realized gains	(9,236,782)	(106,220,810)
Decrease in Net Assets From Distributions to Shareholders	(50,837,488)	(169,443,286)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	353,374,023	536,623,414
Reinvestment of distributions	49,615,532	165,401,882
Cost of shares repurchased	(488,957,839)	(842,968,275)
Decrease in Net Assets From Fund Share Transactions	(85,968,284)	(140,942,979)
Increase in Net Assets	319,841,211	438,027,197

Net Assets:
Beginning of period	5,560,083,642	5,122,056,445
End of period*	$5,879,924,853	$5,560,083,642
*Includes undistributed net investment income of:	$15,683,764	$10,020,237

See Notes to Financial Statements.

12	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$21.21	$19.01	$20.24	$18.25	$14.76	$13.27

Income (loss) from operations:
Net investment income	0.20	0.34	0.34	0.39	0.30	0.33
Net realized and unrealized gain (loss)	1.59	2.56	(1.22)	1.98	3.49	1.50
Total income (loss) from operations	1.79	2.90	(0.88)	2.37	3.79	1.83

Less distributions from:
Net investment income	(0.19)	(0.28)	(0.35)	(0.38)	(0.30)	(0.34)
Net realized gains	(0.04)	(0.42)	(0.00) [3]	—	—	—
Total distributions	(0.23)	(0.70)	(0.35)	(0.38)	(0.30)	(0.34)

Net asset value, end of period	$22.77	$21.21	$19.01	$20.24	$18.25	$14.76
Total return[4]	8.41%	15.32%	(4.35)%	13.11%	25.88%	13.85%

Net assets, end of period (millions)	$1,394	$1,344	$1,274	$1,466	$1,427	$1,252

Ratios to average net assets:
Gross expenses	0.86%[5]	0.86%	0.87%	0.88%	0.91%	0.95%
Net expenses[6]	0.86 [5]	0.86	0.87	0.88	0.91	0.90 [7]
Net investment income	1.86 [5]	1.70	1.74	2.05	1.77	2.30

Portfolio turnover rate	7%	9%	22%	14%	32%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective January 1, 2013, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to January 1, 2013, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares less the 12b-1 differential of 0.25%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$21.20	$19.00	$20.23	$18.24	$14.75	$13.27

Income (loss) from operations:
Net investment income	0.17	0.29	0.29	0.34	0.25	0.29
Net realized and unrealized gain (loss)	1.58	2.55	(1.23)	1.98	3.50	1.49
Total income (loss) from operations	1.75	2.84	(0.94)	2.32	3.75	1.78

Less distributions from:
Net investment income	(0.15)	(0.22)	(0.29)	(0.33)	(0.26)	(0.30)
Net realized gains	(0.04)	(0.42)	(0.00) [3]	—	—	—
Total distributions	(0.19)	(0.64)	(0.29)	(0.33)	(0.26)	(0.30)

Net asset value, end of period	$22.76	$21.20	$19.00	$20.23	$18.24	$14.75
Total return[4]	8.27%	15.03%	(4.63)%	12.81%	25.61%	13.51%

Net assets, end of period (millions)	$2,974	$2,820	$2,588	$3,295	$2,939	$2,334

Ratios to average net assets:
Gross expenses	1.13%[5]	1.14%	1.14%	1.16%	1.18%	1.24%
Net expenses	1.13 [5,6,7]	1.14 [6]	1.14 [6]	1.16 [6]	1.15 [7,8]	1.15 [7,8]
Net investment income	1.59 [5]	1.43	1.46	1.76	1.52	2.05

Portfolio turnover rate	7%	9%	22%	14%	32%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective January 1, 2014, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective April 29, 2011 through December 31, 2013, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15% through December 31, 2013.

See Notes to Financial Statements.

14	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$20.90	$18.73	$19.92	$17.96	$14.52	$13.07

Income (loss) from operations:
Net investment income	0.05	0.09	0.13	0.20	0.14	0.19
Net realized and unrealized gain (loss)	1.55	2.52	(1.19)	1.93	3.44	1.47
Total income (loss) from operations	1.60	2.61	(1.06)	2.13	3.58	1.66

Less distributions from:
Net investment income	(0.03)	(0.02)	(0.13)	(0.17)	(0.14)	(0.21)
Net realized gains	(0.04)	(0.42)	(0.00) [3]	—	—	—
Total distributions	(0.07)	(0.44)	(0.13)	(0.17)	(0.14)	(0.21)

Net asset value, end of period	$22.43	$20.90	$18.73	$19.92	$17.96	$14.52
Total return[4]	7.69%	13.88%	(5.32)%	11.91%	24.79%	12.80%

Net assets, end of period (millions)	$23	$33	$53	$89	$136	$155

Ratios to average net assets:
Gross expenses	2.37%[5]	2.11%	1.94%	1.92%	1.88%	1.94%
Net expenses	2.20 [5,6,7]	2.11 [6]	1.94 [6]	1.92 [6]	1.82 [7,8]	1.82 [7,8]
Net investment income	0.48 [5]	0.47	0.67	1.09	0.86	1.36

Portfolio turnover rate	7%	9%	22%	14%	32%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective January 1, 2014, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 2.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective April 29, 2011 through December 31, 2013, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.82% through December 31, 2013.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$20.92	$18.77	$19.98	$18.02	$14.58	$13.12

Income (loss) from operations:
Net investment income	0.10	0.15	0.15	0.20	0.13	0.18
Net realized and unrealized gain (loss)	1.55	2.51	(1.20)	1.96	3.46	1.48
Total income (loss) from operations	1.65	2.66	(1.05)	2.16	3.59	1.66

Less distributions from:
Net investment income	(0.07)	(0.09)	(0.16)	(0.20)	(0.15)	(0.20)
Net realized gains	(0.04)	(0.42)	(0.00) [3]	—	—	—
Total distributions	(0.11)	(0.51)	(0.16)	(0.20)	(0.15)	(0.20)

Net asset value, end of period	$22.46	$20.92	$18.77	$19.98	$18.02	$14.58
Total return[4]	7.89%	14.20%	(5.25)%	12.03%	24.71%	12.67%

Net assets, end of period (millions)	$363	$369	$361	$394	$356	$274

Ratios to average net assets:
Gross expenses	1.82%[5]	1.83%	1.84%	1.85%	1.86%	1.93%
Net expenses	1.82 [5,6,7]	1.83 [6]	1.84 [6]	1.85 [6]	1.86 [8]	1.93 [8]
Net investment income	0.89 [5]	0.73	0.77	1.07	0.81	1.28

Portfolio turnover rate	7%	9%	22%	14%	32%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. During the period January 1, 2014 through August 2, 2015, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective April 29, 2011 through December 31, 2013, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95% through December 31, 2013.

See Notes to Financial Statements.

16	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$21.19	$18.98	$20.21	$18.24	$17.01

Income (loss) from operations:
Net investment income	0.17	0.26	0.29	0.30	0.14
Net realized and unrealized gain (loss)	1.58	2.57	(1.22)	2.00	1.28
Total income (loss) from operations	1.75	2.83	(0.93)	2.30	1.42

Less distributions from:
Net investment income	(0.15)	(0.20)	(0.30)	(0.33)	(0.19)
Net realized gains	(0.04)	(0.42)	(0.00) [4]	—	—
Total distributions	(0.19)	(0.62)	(0.30)	(0.33)	(0.19)

Net asset value, end of period	$22.75	$21.19	$18.98	$20.21	$18.24
Total return[5]	8.23%	14.98%	(4.60)%	12.70%	8.41%

Net assets, end of period (000s)	$28	$26	$55	$67	$15

Ratios to average net assets:
Gross expenses	1.19%[6]	1.24%	1.15%	1.23%	1.32%[6]
Net expenses[7]	1.19 [6]	1.20 [8]	1.13 [8]	1.21 [8]	1.22 [6,8]
Net investment income	1.54 [6]	1.28	1.47	1.57	1.34 [6]

Portfolio turnover rate	7%	9%	22%	14%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period May 16, 2013 (inception date) to December 31, 2013.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.25%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$21.10	$18.94	$20.18	$18.23	$14.74	$13.66

Income (loss) from operations:
Net investment income	0.16	0.23	0.25	0.21	0.21	0.25
Net realized and unrealized gain (loss)	1.56	2.56	(1.23)	2.03	3.49	1.11
Total income (loss) from operations	1.72	2.79	(0.98)	2.24	3.70	1.36

Less distributions from:
Net investment income	(0.14)	(0.21)	(0.26)	(0.29)	(0.21)	(0.28)
Net realized gains	(0.04)	(0.42)	(0.00) [4]	—	—	—
Total distributions	(0.18)	(0.63)	(0.26)	(0.29)	(0.21)	(0.28)

Net asset value, end of period	$22.64	$21.10	$18.94	$20.18	$18.23	$14.74
Total return[5]	8.16%	14.78%	(4.83)%	12.40%	25.27%	10.02%

Net assets, end of period (000s)	$34,476	$14,551	$1,705	$1,178	$176	$104

Ratios to average net assets:
Gross expenses	1.36%[6]	1.37%	1.42%	1.58%	1.71%	1.57%[6]
Net expenses[7]	1.36 [6]	1.37	1.34 [8]	1.47 [8]	1.45 [8]	1.45 [6,8]
Net investment income	1.44 [6]	1.15	1.28	1.12	1.24	1.89 [6]

Portfolio turnover rate	7%	9%	22%	14%	32%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period February 2, 2012 (inception date) to December 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. During the period December 1, 2012 through August 2, 2015, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class R shares did not exceed 1.50%. Prior to December 1, 2012, the voluntary expense limitation was 1.60%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$21.71	$19.44	$20.69	$18.65	$15.07	$13.55

Income (loss) from operations:
Net investment income	0.21	0.36	0.36	0.39	0.31	0.35
Net realized and unrealized gain (loss)	1.62	2.61	(1.26)	2.04	3.59	1.52
Total income (loss) from operations	1.83	2.97	(0.90)	2.43	3.90	1.87

Less distributions from:
Net investment income	(0.19)	(0.28)	(0.35)	(0.39)	(0.32)	(0.35)
Net realized gains	(0.04)	(0.42)	(0.00) [3]	—	—	—
Total distributions	(0.23)	(0.70)	(0.35)	(0.39)	(0.32)	(0.35)

Net asset value, end of period	$23.31	$21.71	$19.44	$20.69	$18.65	$15.07
Total return[4]	8.41%	15.37%	(4.32)%	13.18%	26.06%	13.89%

Net assets, end of period (millions)	$1,071	$976	$845	$928	$467	$233

Ratios to average net assets:
Gross expenses	0.84%[5]	0.84%	0.85%	0.82%	0.86%	0.82%
Net expenses	0.84 [5,6]	0.84 [6]	0.82 [6,7]	0.82 [6]	0.82 [7,8]	0.81 [7,8]
Net investment income	1.88 [5]	1.72	1.80	2.05	1.81	2.41

Portfolio turnover rate	7%	9%	22%	14%	32%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. During the period December 1, 2014 through August 2, 2015, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective April 29, 2011 through December 31, 2013, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.83% through December 31, 2013.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$21.73	$19.45	$20.70	$18.65	$16.87

Income (loss) from operations:
Net investment income	0.24	0.35	0.37	0.41	0.23
Net realized and unrealized gain (loss)	1.61	2.65	(1.26)	2.03	1.77
Total income (loss) from operations	1.85	3.00	(0.89)	2.44	2.00

Less distributions from:
Net investment income	(0.20)	(0.30)	(0.36)	(0.39)	(0.22)
Net realized gains	(0.04)	(0.42)	(0.00) [4]	—	—
Total distributions	(0.24)	(0.72)	(0.36)	(0.39)	(0.22)

Net asset value, end of period	$23.34	$21.73	$19.45	$20.70	$18.65
Total return[5]	8.50%	15.52%	(4.28)%	13.21%	11.99%

Net assets, end of period (000s)	$20,270	$3,349	$12	$13	$11

Ratios to average net assets:
Gross expenses	0.74%[6]	0.74%	0.89%	0.99%	1.06%[6]
Net expenses[7]	0.74 [6]	0.74	0.78 [8]	0.82 [8]	0.82 [6,8]
Net investment income	2.09 [6]	1.65	1.82	2.10	1.83 [6]

Portfolio turnover rate	7%	9%	22%	14%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period April 10, 2013 (inception date) to December 31, 2013.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$5,474,137,229	—	—	$5,474,137,229
Convertible preferred stocks	18,887,850	—	—	18,887,850
Asset-backed securities	—	$1	—	1
Total long-term investments	5,493,025,079	1	—	5,493,025,080
Short-term investments†	385,253,383	—	—	385,253,383
Total investments	$5,878,278,462	$1	—	$5,878,278,463

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

24	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class B, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 2.20%, 1.95%, 1.20%, 1.40%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 and Class IS shares did not exceed the ratio of total annual fund operating expenses for Class A and Class I shares, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended June 30, 2017, fees waived and/or expenses reimbursed amounted to $25,962.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2017, LMIS and its affiliates retained sales charges of $586,553 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C
CDSCs	$18,050	$1,122	$6,547

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all

26	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances were reported in the Statement of Assets and Liabilities under Trustees’ fees payable and were considered a general obligation of the Fund and any payments made pursuant to the Plan were made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of June 30, 2017, the Fund had no deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$372,056,707
Sales	623,416,280

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,912,180,903
Gross unrealized depreciation	(19,244,842)
Net unrealized appreciation	$1,892,936,061

4. Derivative instruments and hedging activities

During the six months ended June 30, 2017, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class B, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.75%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$842,911
Class A	$3,606,098	†	2,125,375
Class B	104,000		123,798
Class C	1,825,700	†	169,464
Class FI	34		29
Class R	59,359		14,687
Class I	—		550,333
Class IS	—		139
Total	$5,595,191		$3,826,736

†	Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2017, the service and/or distribution fees reimbursed amounted to $716 and $1,309 for Class A and Class C shares, respectively.

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	$716
Class B	23,937
Class C	1,309
Class FI	—
Class R	—
Class I	—
Class IS	—
Total	$25,962

6. Distributions to shareholders by class

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Net Investment Income:
Class 1	$11,358,571	$18,167,728
Class A	20,108,290	30,440,320
Class B	30,993	48,622
Class C	1,211,594	1,742,911
Class FI	179	281
Class R	196,623	63,579
Class I	8,521,837	12,737,750
Class IS	172,619	21,285
Total	$41,600,706	$63,222,476

Net Realized Gains:
Class 1	$2,194,768	$25,808,230
Class A	4,690,207	54,044,371
Class B	36,218	673,152
Class C	581,345	7,237,135
Class FI	44	498
Class R	54,428	230,581
Class I	1,648,501	18,166,302
Class IS	31,271	60,541
Total	$9,236,782	$106,220,810

7. Shares of beneficial interest

At June 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

28	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class 1
Shares issued on reinvestment	600,627	$13,553,339	2,099,944	$43,975,958
Shares repurchased	(2,751,518)	(60,937,416)	(5,767,996)	(116,111,142)
Net decrease	(2,150,891)	$(47,384,077)	(3,668,052)	$(72,135,184)

Class A
Shares sold	6,385,855	$141,441,259	11,459,453	$231,853,898
Shares issued on reinvestment	1,080,545	24,394,175	3,965,989	83,100,073
Shares repurchased	(9,776,231)	(216,431,014)	(18,626,298)	(375,695,304)
Net decrease	(2,309,831)	$(50,595,580)	(3,200,856)	$(60,741,333)

Class B
Shares sold	2,357	$50,744	14,975	$292,068
Shares issued on reinvestment	2,963	66,460	34,341	711,888
Shares repurchased	(569,501)	(12,403,391)	(1,299,647)	(25,652,331)
Net decrease	(564,181)	$(12,286,187)	(1,250,331)	$(24,648,375)

Class C
Shares sold	682,242	$14,872,766	1,893,877	$37,751,921
Shares issued on reinvestment	75,761	1,695,440	405,713	8,410,024
Shares repurchased	(2,254,457)	(49,206,128)	(3,867,723)	(76,950,280)
Net decrease	(1,496,454)	$(32,637,922)	(1,568,133)	$(30,788,335)

Class FI
Shares issued on reinvestment	10	$223	37	$779
Shares repurchased	(4)	(80)	(1,709)	(32,429)
Net increase (decrease)	6	$143	(1,672)	$(31,650)

Class R
Shares sold	853,943	$18,861,241	618,357	$12,830,196
Shares issued on reinvestment	11,079	249,249	13,649	286,912
Shares repurchased	(31,587)	(694,630)	(32,294)	(640,727)
Net increase	833,435	$18,415,860	599,712	$12,476,381

Class I
Shares sold	7,119,604	$161,646,472	12,222,451	$250,661,690
Shares issued on reinvestment	416,417	9,618,872	1,345,771	28,834,422
Shares repurchased	(6,556,310)	(149,093,317)	(12,052,921)	(247,884,794)
Net increase	979,711	$22,172,027	1,515,301	$31,611,318

Class IS
Shares sold	721,205	$16,501,541	149,797	$3,233,641
Shares issued on reinvestment	1,634	37,774	3,774	81,826
Shares repurchased	(8,392)	(191,863)	(58)	(1,268)
Net increase	714,447	$16,347,452	153,513	$3,314,199

ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

30	ClearBridge Dividend Strategy Fund 2017 Semi-Annual Report

ClearBridge

Dividend Strategy Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge Dividend Strategy Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Dividend Strategy Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Dividend Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain other closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011849 8/17 SR17-3130

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 18, 2017